Selling expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Selling expenses
32	Selling expenses

Selling expenses are analysed as follows:

	2018	2017
Shipping and handling costs	40,765	40,952
Salaries	24,772	26,210
Advertising	12,687	15,407
Rent	12,553	11,946
Commissions	10,225	9,512
Utilities	2,394	2,301
Fairs	2,308	2,896
Depreciation and amortization	2,274	2,124
Samples	995	1,295
Promotion	920	1,252
Consultancy	630	1,020
Credit insurance cost	579	563
Other commercial insurance cost	532	496
Other	3,363	2,280

Total	114,997	118,254